Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.3%
Australia - 7.6%
AGL Energy Ltd.	4,472	$53,101
Ampol Ltd.	1,387	26,042
BHP Billiton Ltd. - ADR (a)	5,284	279,207
Fortescue Metals Group Ltd.	25,576	318,129
Santos Ltd.	20,402	76,816
South32 Ltd.	30,282	44,568
STOCKLAND	14,673	33,441
Woodside Petroleum Ltd.	8,812	125,977
		957,281
Austria - 1.0%
OMV AG (b)	4,161	130,967
Canada - 2.7%
Loblaw Cos Ltd.	3,409	176,857
Magna International, Inc.	3,610	166,674
		343,531
Denmark - 2.7%
AP Moller - Maersk A/S - Class B	216	275,941
Pandora A/S	1,019	64,492
		340,433
Finland - 1.6%
Fortum OYJ	6,644	134,769
Stora Enso OYJ - Class R	5,683	71,362
		206,131
France - 11.6%
Atos SE (b)	949	80,934
Bouygues SA (b)	3,460	122,272
Capgemini SE	1,136	146,528
Cie de Saint-Gobain	4,209	154,541
Cie Generale des Etablissements Michelin	1,033	107,495
Edenred	1,212	60,148
Eiffage SA (b)	1,117	97,367
Peugeot SA (b)	14,875	239,001
Publicis Groupe SA	4,592	147,400
Thales SA	1,154	83,410
TOTAL SA - ADR	5,852	220,386
		1,459,482
Germany - 1.9%
Continental AG	1,311	127,497
HeidelbergCement AG	1,962	109,086
Wirecard AG	712	1,623
		238,206
Hong Kong - 1.1%
Galaxy Entertainment Group Ltd.	20,827	141,887
Ireland - 1.4%
CRH PLC - ADR	4,755	173,035
Italy - 3.8%
Eni SpA - ADR	11,993	211,317
Prysmian SpA	1,762	44,894
Telecom Italia SpA	542,519	217,792
		474,003
Japan - 21.2%
Asahi Group Holdings Ltd.	3,142	102,225
Bridgestone Corp.	3,530	103,177
FamilyMart UNY Holdings Co Ltd.	6,103	135,949
Fujitsu Ltd.	1,048	139,793
ITOCHU Corp.	12,037	261,538
JXTG Holdings, Inc.	68,404	237,286
KDDI Corp.	8,908	274,254
Marubeni Corp.	30,241	138,556
Mitsubishi Chemical Holdings Corp.	25,911	138,496
Nexon Co. Ltd.	3,642	93,927
Nitto Denko Corp.	583	32,770
NTT DOCOMO, Inc.	9,766	268,241
Renesas Electronics Corp. (b)	16,925	92,416
Seven & i Holdings Co. Ltd.	4,346	131,626
Shionogi & Co. Ltd.	1,503	88,869
Showa Denko KK	1,014	20,844
Skylark Holdings Co Ltd.	1,392	19,265
Sony Corp. - ADR	3,834	298,899
Welcia Holdings Co Ltd.	434	39,769
Yamato Holdings Co. Ltd.	2,017	51,352
		2,669,252
Jersey - 0.8%
WPP PLC- ADR	2,857	106,566
Netherlands - 4.3%
ArcelorMittal (b)	12,683	139,539
ASM International NV	234	35,268
Koninklijke Ahold Delhaize NV	9,758	281,270
Randstad Holding NV	1,754	84,009
		540,086
Republic of Korea - 6.5%
Hyundai Engineering & Construction Co Ltd.	2,767	79,661
Hyundai Mobis Co. Ltd.	565	97,455
Kia Motors Corp.	4,651	157,714
POSCO - ADR	4,369	174,847
Samsung Electronics Co. Ltd.	5,648	274,483
Samsung SDS Co. Ltd.	271	37,873
		822,033
Spain - 5.8%
ACS Actividades de Construccion y Servicios SA	3,436	79,128
Enagas SA	2,264	56,991
Industria de Diseno Textil SA	8,532	226,333
Naturgy Energy Group SA	8,637	160,138
Repsol SA	607	4,705
Telefonica SA - ADR (a)	49,672	209,119
		736,414
Sweden - 3.2%
Hennes & Mauritz AB - Class B	9,841	152,261
ICA Gruppen AB	1,131	55,479
Lundin Petroleum AB	1,725	39,744
Skanska AB - Class B (b)	2,245	45,129
SKF AB - Class B	2,573	47,312
Tele2 AB - Class B	4,670	65,979
		405,904
Switzerland - 6.7%
Adecco Group AG	894	42,200
Glencore PLC	112,748	257,747
Kuehne + Nagel International AG	584	100,191
LafargeHolcim Ltd.	4,903	230,581
The Swatch Group AG	251	52,420
Swisscom AG	305	162,013
		845,152
United Kingdom - 13.4%
Anglo American PLC	8,088	198,002
Antofagasta PLC	6,673	89,752
Barratt Developments PLC	5,766	38,539
Berkeley Group Holdings PLC	648	37,780
Bunzl PLC	2,054	59,097
Imperial Brands PLC	13,545	226,240
J Sainsbury PLC	37,452	91,750
Kingfisher PLC	15,376	48,688
Meggitt PLC	4,242	14,926
Next PLC	881	62,851
Persimmon PLC (b)	1,635	51,408
Rio Tinto PLC - ADR	4,464	272,483
Rolls-Royce Holdings PLC	14,141	42,871
Royal Dutch Shell PLC - ADR - Class B	6,960	196,968
Taylor Wimpey PLC	22,048	34,157
Vodafone Group PLC - ADR	14,537	220,962
		1,686,474
TOTAL COMMON STOCKS (Cost $13,650,381)		12,276,837

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Henkel AG & Co. KGaA	1,999	196,384
TOTAL PREFERRED STOCKS (Cost $204,786)		196,384

REAL ESTATE INVESTMENT TRUSTS - 0.4%
The British Land Co. PLC	9,950	47,683
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,001)		47,683

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (c)	$18,656	18,656
TOTAL SHORT-TERM INVESTMENTS (Cost $18,656)		18,656

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (c)	480,958	$480,958
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $480,958)		480,958

Total Investments (Cost $14,430,782) - 103.2%		13,020,518
Liabilities in Excess of Other Assets - (3.2)%		(401,359)
TOTAL NET ASSETS - 100.0%		$12,619,159

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $448,802 or 3.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 12,276,837	$ -	$ -	$ -	$ 12,276,837
Preferred Stocks	196,384	-	-	-	196,384
Real Estate Investment Trusts	47,683	-	-	-	47,683
Short-Term Investments	18,656	-	-	-	18,656
Investments Purchased with Proceeds from Securities Lending	-	-	-	480,958	480,958
Total Investments in Securities	$ 12,539,560	$ -	$ -	$ 480,958	$ 13,020,518
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.